Borrowings - Borrowings by Major Currency (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 466,722	¥ 414,572
RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	356,704	297,847
US Dollar [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	100,374	107,473
Other currency [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 9,644	¥ 9,252